Common Stock	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Common Stock
9.	Common Stock

As of December 31, 2012 and March 31, 2012, the Company’s Charter authorized 30,000,000 and 24,000,000 shares of common stock, $0.001 par value per share, respectively, of which 17,328,797 and 483,242 shares were issued and outstanding, respectively. Each share of the common stock has the right to one vote. The holders of common stock are also entitled to receive dividends out of funds legally available therefor and if, as and when declared by the Company’s board of directors. During the three and nine months ended December 31, 2011, the Company declared and paid common shareholders a cash dividend of $0.767 and $0.862 per share, respectively, or $363,000 and $408,000, respectively, in the aggregate. No dividends were declared or paid during the three and nine months ended December 31, 2012.

10.	Common Stock

The Company’s certificate of incorporation authorized 24,000,000 shares of common stock, $0.001 par value per share, of which 483,242 and 464,994 shares were issued and outstanding as of March 31, 2012 and 2011, respectively. Each share of the common stock has the right to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when or if declared by the Board of Directors. During the years ended March 31, 2012, 2011 and 2010, the Company declared and paid common shareholders cash dividends of $0.86, $0.80 and $0.22 per share, respectively, or approximately $408,000, $371,000 and 102,000 in the aggregate, respectively.